Exploration and Evaluation Assets - Additional Information (Detail) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 21, 2017 ha	Dec. 31, 2017 USD ($)	Apr. 30, 2018 CAD ($) ha m²	Apr. 30, 2018 USD ($) ha m²	Apr. 30, 2018 USD ($)
Disclosure of exploration and corporate expenditure [line items]
Option to acquire criteria			Right to purchase up to one-halfof the NSR (or 1.5%) on the basis of USD $2,000 per each 1% of the royalty.	Right to purchase up to one-halfof the NSR (or 1.5%) on the basis of USD $2,000 per each 1% of the royalty.
Acquisition cost | m²			740,831.544	740,831.544
Loss on disposal of Exploration and Evaluation Asset			$ 1,013
Property investigation costs			$ 433
Lone Ranch [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired		100.00%
Royalty acquired percentage		3.00%
Number of mining interest acquired		73
Consideration to be paid		$ 360
Exploration expenditures		1,225
exploration expenditures paid		$ 175
Option to acquire criteria			Right to purchase up to one-halfof the NSR (or 1.5%) on the basis of USD$1,500 per each 1% of the royalty.	Right to purchase up to one-halfof the NSR (or 1.5%) on the basis of USD$1,500 per each 1% of the royalty.
Purchase right to net smelter return percentage			1.50%	1.50%
Purchase right to net smelter return bases				$ 1,500
Purchase right to net smelter return bases percentage			1.00%	1.00%
Lone Ranch [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration payment period			5 years	5 years
Consideration payment commencing date			Oct. 19, 2018	Oct. 19, 2018
Lone Ranch [member] | 2018 [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			$ 60
Lone Ranch [member] | 2019 [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			80
Lone Ranch [member] | 2019 [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			100
Lone Ranch [member] | 2020 [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			170
Lone Ranch [member] | 2021 [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			$ 0
Toiyabe [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%		100.00%
Royalty acquired percentage			3.00%	3.00%
Number of mining interest acquired			165	165
Consideration to be paid					$ 900
Exploration expenditures				$ 1,025
Consideration payment period			5 years	5 years
Consideration payment commencing date			Oct. 19, 2018	Oct. 19, 2018
Purchase right to net smelter return percentage			1.50%	1.50%
Purchase right to net smelter return bases				$ 2,000
Purchase right to net smelter return bases percentage			1.00%	1.00%
Toiyabe [member] | 2018 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			$ 60
Toiyabe [member] | 2019 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			80
Toiyabe [member] | 2020 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			100
Toiyabe [member] | 2021 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			120
Toiyabe [member] | 2022 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			140
Toiyabe [member] | 2023 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid			$ 400
Sierra Rosario [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%		100.00%
Number of mining interest acquired			2	2
Acquisition cost | ha			978	978
Number of mining interest acquired			Acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico ("Sierra Rosario").	Acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico ("Sierra Rosario").
Sales price			$ 128	$ 100
Loss on disposal of Exploration and Evaluation Asset			$ 1,013
El Creston Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%		100.00%
Royalty acquired percentage			3.00%	3.00%
Number of mining interest acquired			9	9
Ajax Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%		100.00%
Number of mining interest acquired			6	6
Molybrook Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%		100.00%
Number of mining interest acquired			44	44
Purchase right to net smelter return percentage			2.00%	2.00%
Purchase right to net smelter return bases			$ 1,500
Purchase right to net smelter return bases percentage			1.50%	1.50%
Santa Fe Property [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition cost | ha	21,000